Note 10 - Investment in Macrophage Therapeutics, Inc.	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
10 .	Investment in Macrophage Therapeutics, Inc.

In
March 2015,
MT, our previously wholly-owned subsidiary, entered into a Securities Purchase Agreement to sell up to
50
shares of its Series A Convertible Preferred Stock (
“MT Preferred Stock”) and warrants to purchase up to
1,500
common shares of MT (“MT Common Stock”) to Platinum and Dr. Michael Goldberg (collectively, the “MT Investors”) for a purchase price of
$50,000
per unit. A unit consists of
one
share of MT Preferred Stock and
30
warrants to purchase MT Common Stock. Under the agreement,
40%
of the MT Preferred Stock and warrants are committed to be purchased by Dr. Goldberg, and the balance by Platinum. The full
50
shares of MT Preferred Stock and warrants that
may
be sold under the agreement are convertible into, and exercisable for, MT Common Stock representing an aggregate
1%
interest on a fully converted and exercised basis. Navidea owns the remainder of the MT Common Stock. On
March 11, 2015,
definitive agreements with the MT Investors were signed for the sale of the first
10
shares of MT Preferred Stock and warrants to purchase
300
shares of MT Common Stock to the MT Investors, with gross proceeds to MT of
$500,000.
The MT Common Stock held by parties other than Navidea is reflected on the consolidated balance sheets as a noncontrolling interest.

The warrants have certain characteristics including a net settlement provision that require the warrants to be accounted for as a derivative liability at fair value, with subsequent changes in fair value included in earnings. The fair value of the warrants was estimated to be
$63,000
at issuance and at
December 31, 2015.
See Notes
1
(m) and
4.
In addition, the MT Preferred Stock was immediately available for conversion upon issuance and includes a beneficial conversion feature, resulting in a deemed dividend of
$46,000
related to the beneficial conversion feature. Finally, certain provisions of the Securities Purchase Agreement obligate the MT Investors to acquire the remaining MT Preferred Stock and related warrants for
$2.0
million at the option of MT. The estimated relative fair value of this put option was
$113,000
at issuance based on the Black-Scholes option pricing model and is classified within stockholders' equity.

In addition, we entered into a Securities Exchange Agreement with the
MT Investors providing them an option to exchange their MT Preferred Stock for our common stock in the event that MT has not
completed a public offering with gross proceeds to MT of at least
$50
million by the
second
anniversary of the closing of the initial sale of MT Preferred Stock, at an exchange rate per share obtained by dividing
$50,000
by the greater of (i)
80%
of the
twenty
-day volume weighted average price per share of our common stock on the second
anniversary of the initial closing or (ii)
$3.00.
To the extent that the MT Investors do
not
timely exercise their exchange right, MT has the right to redeem their MT Preferred Stock for a price equal to
$58,320
per share. We also granted MT an exclusive license for certain therapeutic applications of the Manocept technology.

In
December 2015
and
May 2016,
Platinum contributed a total of
$200,000
to MT. MT was
not
obligated to provide anything in return, although it was considered likely that the MT Board would ultimately authorize some form of compensation to Platinum.
During the year ended
December 31, 2016,
the Company recorded the entire
$200,000
as a current liability pending determination of the form of compensation.

In
July 2016,
MT
’s Board of Directors authorized modification of the original investments of
$300,000
by Platinum and
$200,000
by Dr. Goldberg to a convertible preferred stock with a
10%
paid-in-kind (“PIK”) coupon retroactive to the time the initial investments were made. The conversion price of the preferred will remain at the
$500
million initial market cap but a full ratchet was added to enable the adjustment of conversion price, warrant number and exercise price based on the valuation of the first
institutional investment round. In addition, the MT Board authorized issuance of additional convertible preferred stock with the same terms to Platinum as compensation for the additional
$200,000
of investments made in
December 2015
and
May 2016.
As of the date of filing of this Form
10
-K, final documents related to the above transactions authorized by the MT Board have not
been completed.